Transition Towards IFRS (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Shareholders' Equity Reconciliation

2.3.1 Shareholders’ equity reconciliation as of December 31, 2017 and January 1, 2017

	Ref.	12/31/2017 Prior accounting framework	Reclassification (1)	IFRS Adjustments (2)	IAS 29 Restatement	12/31/2017 IFRS
ASSETS
Cash and due from banks	n.	11,129,475	(38,281)	6,275	5,287,455	16,384,924
Government and corporate securities	i.	15,346,036	(15,346,036)	—	—	—
Debt securities at fair value through profit or loss	c.	—	11,343,588	60,698	5,433,639	16,837,925
Derivatives		—	26,916	—	12,824	39,740
Repo transactions	i.	—	3,349,822	—	1,596,042	4,945,864
Other financial assets	n.	—	1,548,525	69,400	770,870	2,388,795
Loans and other financing	a., b., g., m., n.	—	59,120,298	(121,807)	28,110,179	87,108,670
Loans		54,954,373	(54,954,373)	—	—	—
Other receivables from financial transactions		6,561,396	(6,561,396)	—	—	—
Receivables from financial leases	i.	2,519,201	(2,519,201)	—	—	—
Other debt securities		—	358,894	—	170,997	529,891
Financial assets in guarantee		—	1,301,237	—	619,982	1,921,219
Investments in equity instruments	d.	—	39,437	7,216	22,228	68,881
Unlisted equity investments		734	(734)	—	—	—
Miscellaneous receivables		1,776,944	(1,776,944)	—	—	—
Premises and equipment		694,431	(694,431)	—	—	—
Property, plant and equipment	e., p	—	1,026,501	369,105	664,945	2,060,551
Miscellaneous assets		612,264	(610,671)	(1,593)	—	—
Investment properties	f., k., p	—	194,433	—	92,639	287,072
Intangible assets	j., n., p	324,501	(145,136)	131,799	148,256	459,420
Current income tax assets		—	122,224	—	58,234	180,458
Deferred income tax assets		—	49,099	734,521	373,360	1,156,980
Other non-financial assets	p.	—	324,439	152,009	227,006	703,454
Inventories	e., p.	—	102,666	3,200	50,440	156,306
Unallocated items		51,923	(51,923)	—	—	—

TOTAL ASSETS		93,971,278	(3,791,047)	1,410,823	43,639,096	135,230,150

LIABILITIES
Deposits		56,487,027	(78,310)	—	26,876,266	83,284,983
Other liabilities from financial transactions	i.	18,443,354	(18,443,354)	—	—	—
Other financial liabilities	g., m., n.	—	2,055,463	1,855,629	1,863,463	5,774,555
Financing received from the Argentine Central Bank and other financial institutions		—	3,525,853	—	1,679,913	5,205,766
Unsubordinated Negotiable obligations		—	8,588,971	—	4,092,266	12,681,237
Current income tax liability		—	824,922	—	393,039	1,217,961
Deferred income tax liability	j.	—	—	20,189	9,619	29,808
Subordinated negotiable obligations		685,873	—	—	326,788	1,012,661
Provisions		—	80,163	—	38,194	118,357
Other non-financial liabilities	h., l., n.	—	2,867,474	934,234	1,811,346	5,613,054
Miscellaneous liabilities		3,058,053	(3,058,053)	—	—	—
Provisions		80,163	(80,163)	—	—	—
Unallocated items		60,513	(60,513)	—	—	—
Non-controlling interests	o.	11,497	(7,690)	(3,807)	—	—

TOTAL LIABILITIES		78,826,480	(3,785,237)	2,806,245	37,090,894	114,938,382

SHAREHOLDERS’ EQUITY
Shareholders’ Equity attributable to owners of the parent company		15,144,798	(13,500)	(1,538,296)	6,476,465	20,069,467
Shareholders’ Equity attributable to non-controlling interest		—	7,690	142,874	71,737	222,301

TOTAL SHAREHOLDERS’ EQUITY		15,144,798	(5,810)	(1,395,422)	6,548,202	20,291,768

	Ref.	01/01/2017 Prior accounting framework	Reclassifications	IFRS Adjustments	IAS 29 Restatement	01/01/2017 IFRS
ASSETS
Cash and due from banks	n.	8,166,132	(151,165)	15,088	6,765,739	14,795,794
Government and corporate securities	i.	2,360,044	(2,360,044)	—	—	—
Debt securities at fair value through profit or loss	c.	—	362,338	62,370	357,839	782,547
Derivatives		—	28,304	—	23,848	52,152
Other financial assets	n.	—	1,775,764	101,113	1,581,366	3,458,243
Loans and other financing	a., b., g., m., n.	—	37,535,330	453,761	32,007,785	69,996,876
Loan		34,896,509	(34,896,509)	—	—	—
Other receivables from financial intermediation		3,772,736	(3,772,736)	—	—	—
Receivables from financial leases	i.	1,527,855	(1,527,855)	—	—	—
Other debt securities		—	2,302,305	(238,457)	1,738,899	3,802,747
Financial assets in guarantee		—	1,465,029	—	1,234,363	2,699,392
Investments in equity instruments	d.	—	3,363	—	2,834	6,197
Unlisted equity investments		3,501	(3,501)	—	—	—
Miscellaneous receivables		1,110,316	(1,110,316)	—	—	—
Premises and equipment		621,575	(621,575)	—	—	—
Property, plant and equipment	e., p.	—	685,369	199,609	745,640	1,630,618
Miscellaneous assets		425,501	(425,501)	—	—	—
Investment properties	p.	—	481,529	—	405,713	887,242
Intangible assets	f., k., p.	285,462	(114,802)	176,524	292,521	639,705
Deferred income tax assets	j., n.	—	41,657	493,087	450,550	985,294
Other non-financial assets	e., p.	—	19,993	158,077	150,033	328,103
Inventories	p.	—	29,565	735	25,529	55,829
Unallocated items		36,411	(36,411)	—	—	—

TOTAL ASSETS		53,206,042	(289,869)	1,421,907	45,782,659	100,120,739

LIABILITIES
Deposits		35,897,864	(35,734)	(1,156)	30,214,735	66,075,709
Other liabilities from financial intermediation	i.	6,514,834	(6,514,834)	—	—	—
Repo operations		—	590,891	—	497,856	1,088,747
Other financial liabilities	g., m., n.	—	1,663,352	1,367,587	2,553,724	5,584,663
Financing received from the Argentine Central Bank and others		—	1,715,733	—	1,445,594	3,161,327
Negotiable obligations issued		—	2,049,074	—	1,726,451	3,775,525
Current income tax liability		—	554,917	—	467,546	1,022,463
Deferred income tax liability	j., n	—	—	7,917	6,670	14,587
Subordinated negotiable obligations		—	1,378,758	—	1,161,675	2,540,433
Provisions		—	63,624	—	53,607	117,231
Other non-financial liabilities	h., l., n.	—	1,967,935	577,009	2,144,250	4,689,194
Miscellaneous liabilities		2,182,228	(2,182,228)	—	—	—
Provisions		63,252	(63,252)	—	—	—
Subordinated negotiable obligations		1,378,758	(1,378,758)	—	—	—
Unallocated items		134,158	(134,158)	—	—	—
Non-controlling interest	o.	103,397	(103,397)	—	—	—

TOTAL LIABILITIES		46,274,491	(428,077)	1,951,357	40,272,108	88,069,879

SHAREHOLDERS’ EQUITY
Shareholders’ Equity attributable to owners of the parent company		6,931,551	34,811	(605,903)	5,359,018	11,719,477
Shareholders’ Equity attributable to non-controlling interest		—	103,397	76,453	151,533	331,383

TOTAL SHAREHOLDERS’ EQUITY		6,931,551	138,208	(529,450)	5,510,551	12,050,860

(1)	“Reclassifications” includes reclassifications only related to clasisification differences between prior accounting framework and IFRS
(2)	“IFRS Adjustments” includes measurement adjustments and changes in the consolidation conclusions.

Summary of Reconciliation of Net Income

2.3.2 Reconciliation of net income for the financial year ended on December 31, 2017

	Ref.	12/31/2017 Prior accounting framework	Reclassification (1)	IFRS Adjustments (2)	IAS 29 Restatement	12/31/2017 IFRS
Financial income		15,494,671	(15,468,124)	(26,547)	—	—
Interest Income	a., b., l., m., n., p.	—	12,821,562	2,258,354	7,184,915	22,264,831
Financial expenses		(6,194,288)	6,194,288	—	—	—
Interest Expenses	m., n., p.	—	(5,010,485)	(617,631)	(2,681,549)	(8,309,665)

Net interest income		9,300,383	(1,462,759)	1,614,176	4,503,366	13,955,166
Net income from financial instruments at fair value through profit or loss (NIFFI)	c., n., p.	—	2,185,851	215,607	1,144,189	3,545,647
Exchange rate differences on gold and foreign currency	p.	—	250,758	15,496	126,858	393,112

NIFFI And Exchange rate differences		—	2,436,609	231,103	1,271,047	3,938,759

Net financial income		9,300,383	973,850	1,845,279	5,774,413	17,893,925

Services fee income	a., n., p.	—	4,235,477	(128,535)	1,956,777	6,063,719
Services fee expenses	n., p.	—	(614,220)	(212,372)	(393,835)	(1,220,427)
Income from insurance activities	p.	—	479,061	130,162	290,268	899,491

Net income from commissions		—	4,100,318	(210,745)	1,853,210	5,742,783

Subtotal		9,300,383	5,074,168	1,634,534	7,627,623	23,636,708
Results from exposure to changes in the purchasing power of money	p.	—	—	(1,755,051)	(836,204)	(2,591,255)
Other operating income	e., g., n., p.	—	1,357,456	(112,567)	593,135	1,838,024
Loan loss provisions	m., n., p.	(1,820,169)	(4,152)	(907,347)	(1,301,519)	(4,033,187)

Net operating income		7,480,214	6,427,472	(1,140,431)	6,083,035	18,850,290
Service fee income		4,973,272	(4,973,272)	—	—	—
Service fee expenses		(1,495,848)	1,495,848	—	—	—
Income from insurance activities		479,061	(479,061)	—	—	—
Administration expenses		(8,390,622)	8,390,622	—	—	—
Personnel Expenses	b., h., p.	—	(4,952,898)	(964,135)	(2,819,205)	(8,736,238)
Administration expenses	a., n., p.	—	(3,179,426)	(151,883)	(1,587,222)	(4,918,531)
Depreciations and impairment non-financial assets	e., f., p.	—	(264,835)	(156,436)	(200,717)	(621,988)
Other operating expenses	b., k., p.	—	(2,300,622)	(514,784)	(1,341,418)	(4,156,824)
Miscellaneous income		545,842	(545,842)	—	—	—
Miscellaneous losses		(376,480)	376,480	—	—	—

Net income from financial intermediation		3,215,439	(5,534)	(2,927,669)	134,473	416,709
Profit of associates and joint ventures		—	—	—	—	—
Non-controlling interest result		(5,897)	5,897	—	—	—

Income before taxes from continuing operations		3,209,542	363	(2,927,669)	134,473	416,709
Income tax	j., n., p.	(772,483)	(363)	(20,927)	(378,197)	(1,171,969)
Net loss for the year		2,437,059	—	(2,948,596)	(243,723)	(755,260)

Net loss for the year attributable to owners of the parent company		2,437,059	5,897	(2,953,890)	(243,436)	(754,370)
Net loss for the year attributable to non-controlling interest		—	(5,897)	5,294	(287)	(890)

Other comprehensive income	c., d., d.	—	—	31,753	15,129	46,882

Comprehensive income for the year		2,437,059	—	(2,916,843)	(228,594)	(708,378)
Comprehensive income for the year attributable to owners of the parent company		2,437,059	5,897	(2,922,146)	(228,311)	(707,501)
Comprehensive income for the year attributable to non-controlling interest		—	(5,897)	5,303	(283)	(877)

(1)	“Reclassifications” includes reclassifications only related to clasisification differences between prior accounting framework and IFRS
(2)	“IFRS Adjustments” includes measurement adjustments and changes in the consolidation conclusions.

Summary of Reconciliation of Cash and Cash Equivalents of Statement of Cash Flow

2.3.3 Reconciliation of cash and cash equivalents of the statement of cash flow

Cash and cash equivalents

	12/31/2017 Prior accounting framework	Reclassifications	IFRS Adjustments and Restatement	12/31/2017 IFRS
Cash and due from Banks	11,129,475	(31,672)	5,287,121	16,384,924
Bills and Notes issued by the Central Bank	13,611,524	(3,964,824)	4,596,227	14,242,927
Mutual Funds	680,865	—	324,402	1,005,267

Total	25,421,864	(3,996,496)	10,207,750	31,633,118

	01/01/2017 Prior accounting framework	Reclassifications	IFRS Adjustments and Restatement	01/01/2017 IFRS
Cash and due from Banks	8,166,132	(136,140)	6,643,276	14,795,794
Bills and Notes issued by the Central Bank	336,785	—	283,759	620,544
Mutual Funds	1,185,637	—	998,961	2,184,598

Total	9,688,554	(136,140)	7,925,996	17,600,936

Disclosure of Reconciliation of Cash Flow

Statement of cash flow

	12/31/2017 Prior accounting framework	Adjustments	12/31/2017 IFRS
Operating activities (a.)	3,145,024	(21,244,955)	(18,099,931)
Investing activities (b.)	(282,816)	(97,732)	(380,548)
Financing activities (c.)	11,869,581	6,610,289	18,479,870
Effects of exchange rate changes and exposure to changes in the purchasing power of money on cash and cash equivalents (d.)	1,001,522	13,031,269	14,032,791

Total	15,733,311	(1.701.129)	14,032,182

Operating activities (a.)

Prior accounting framework	3,145,024
Reclasification from other activities	(2,356,882)
Reclasification of Cash and Cash Equivalents	3,996,496
Intangible Assets	230,783
Adjustments that affect cash flow from operating activities	(17,274,460)
IAS 29 Restatement	(5,840,892)

Cash flow under IFRS 12/31/2017	(18,099,931)

Investing activities (b.)

Prior accounting framework	(282,816)
Adjustments that affect cash flow from operating activities	25,072
IAS 29 Restatement	(122,804)

Cash flow under IFRS 12/31/2017	(380,548)

Financing activities (c.)

Prior accounting framework	11,869,581
Reclasification from other activities	2,356,882
Adjustments that affect cash flow from operating activities	(1,710,092)
IAS 29 Restatement	5,963,499

Cash flow under IFRS 12/31/2017	18,479,870

Effects of exchange rate changes and exposure to changes in the purchasing power of money on cash and cash equivalents (d.)

Prior accounting framework	1,001,522
Exposure to changes in the purchasing power of money on cash and cash equivalents	12,626,546
IAS 29 Restatement	404,724

Cash flow under IFRS 12/31/2017	14,032,791